Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit from continuing operations before income tax expense	₺ 2,609,517	₺ 2,009,127	₺ 2,203,327
Profit from discontinued operations before income tax expense		(42,164)	367,336
Profit before income tax expense	2,609,517	1,966,963	2,570,663
Tax at the Turkey's tax rate	(521,903)	(393,393)	(514,133)
Difference in overseas tax rates	4,133	(15,935)	(52,688)
Effect of exemptions	73,916	104,244	62,163
Effect of amounts which are not deductible	(102,102)	(78,571)	(16,104)
Utilization of previously unrecognized tax losses		1,253	22,863
Change in unrecognized deferred tax assets	(41,340)	(30,616)	(198,364)
Adjustments for current tax of prior years	11,280	(8,176)
Tax effect of investment in associate			32,926
Other	4,258	(1,966)	(3,775)
Total income tax expense	₺ (571,758)	₺ (423,160)	₺ (667,112)